Loans (Details 4)	Dec. 31, 2023 USD ($)
Commercial
Accrued interest receivables	$ 12
Commercial | Total Real Estate [Member]
Accrued interest receivables	46
Consumer Loans (Not Secured by Real Estate)
Accrued interest receivables	1
Total Real Estate Loans | Total Real Estate [Member]
Accrued interest receivables	33
Single-Family Residential [Member]
Accrued interest receivables	$ 33